Variable interest entities	12 Months Ended
Mar. 31, 2011
Variable interest entities [Abstract]
Variable interest entities

23.	Variable interest entities

Sony has, from time to time, entered into various arrangements with VIEs. These arrangements include facilities which provide for the leasing of certain property, several joint ventures in the recorded music business, the U.S. based music publishing business, the financing of film production and the outsourcing of manufacturing operations. In addition, Sony has entered into several accounts receivable sales programs that involve VIEs, which are described in Note 6. For the VIEs that are described below, it has been determined that Sony is the primary beneficiary and, accordingly, these VIEs are consolidated by Sony.

Sony leases the headquarters building of its U.S. subsidiary from a VIE. In December 2008, Sony renewed its option under the lease agreement and extended the term of the lease until December 2015. At the end of the lease term, Sony has agreed to either renew the lease, purchase the building or remarket it to a third party on behalf of the owner. Under the lease, Sony has provided a minimum guarantee to the VIE that if the sales price is less than 255 million U.S. dollars, Sony is obligated to make up the lesser of the shortfall or 214 million U.S. dollars. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIE’s economic performance, as well as the obligation to absorb the losses of the VIE due to the minimum guarantee. As a result, it has been determined that Sony is the primary beneficiary. Sony has not provided any additional support to the VIE other than its contractually obligated lease payments. Sony has the option to purchase the building at any time during the lease term for 255 million U.S. dollars. The debt held by the VIE is unsecured and there is no recourse to the creditors outside of Sony. The assets of the VIE are not available to settle the obligations of Sony. At March 31, 2011, the VIE had property, plant and equipment of 14,837 million yen and long-term debt of 21,236 million yen which were included in Sony’s consolidated balance sheets.

Sony’s U.S. subsidiary that is engaged in the recorded music business has entered into several joint ventures with companies involved in the production and creation of recorded music. Sony has reviewed these joint ventures and determined that they are VIEs. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIEs’ economic performance, as well as the obligation to absorb the losses of theses VIEs as Sony is responsible for providing funding to these VIEs, and in most cases absorbs all losses until the VIEs become profitable. As a result, it has been determined that Sony is the primary beneficiary. The assets of these VIEs are not available to settle the obligations of Sony. On an aggregate basis, the total assets and liabilities for these VIEs at March 31, 2011 were 13,738 million yen and 8,719 million yen, respectively.

Sony’s U.S. based music publishing subsidiary is a joint venture with a third party investor and has been determined to be a VIE. The subsidiary owns and acquires rights to musical compositions, exploits and markets these compositions and receives royalties or fees for their use. Under the terms of the joint venture, Sony has the obligation to fund any working capital deficits as well as any acquisition of music publishing rights made by the joint venture. In addition, the third party investor receives a guaranteed annual dividend of up to 17.5 million U.S. dollars through December 31, 2013. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIE’s economic performance, as well as the obligation to absorb the losses of the VIE due to its obligation to provide funding to the joint venture. As a result, it has been determined that Sony is the primary beneficiary. The assets of the music publishing subsidiary are not available to settle the obligations of Sony. At March 31, 2011, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions

Assets:
Cash and cash equivalents	4,862
Account receivables, net	227
Other current assets	20,603
Property, plant and equipment, net	863
Intangibles, net	57,895
Goodwill	12,689
Other noncurrent assets	7,574

Total assets	104,713

Liabilities:
Accounts payable and accrued expenses	32,034
Other current liabilities	2,619
Other noncurrent liabilities	1,893

Total liabilities	36,546

VIEs in which Sony holds a significant variable interest, but is not the primary beneficiary are described as follows:

In connection with the September 2010 refinancing of the debt obligations of the third party investor in the music publishing subsidiary described above, Sony has issued a guarantee to a creditor of the third party investor in which Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 303 million U.S. dollars to the creditor should the third party investor default on its obligation. The obligation of the third party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. The assets of the third party investor that are being used as collateral were placed in a separate trust which is also a VIE in which Sony has significant variable interests. Based on a qualitative assessment, it was determined that Sony is not the primary beneficiary as Sony does not have the power to direct the activities of the trust. The assets held by the trust consist solely of the third party investor’s 50% ownership interest in the music publishing subsidiary. At March 31, 2011, the fair value of the assets held by the trust exceeded 303 million U.S. dollars.

Sony’s subsidiary in the Pictures segment entered into a joint venture agreement with a VIE to acquire the international distribution rights, as defined, to 12 pictures. The subsidiary is required to distribute these pictures internationally, for contractually defined fees determined as percentages of gross receipts and is responsible for all distribution and marketing expenses, which are recouped from such distribution fees, each as defined. The VIE was capitalized with total financing of 406 million U.S. dollars. Of this amount, 11 million U.S. dollars was contributed by the subsidiary, 95 million U.S. dollars was provided by unrelated third party investors and the remaining funding was provided through a 300 million U.S. dollar bank credit facility. Under the agreement, the subsidiary’s 11 million U.S. dollars equity investment is the last equity to be repaid. Based on the factors above, it was previously determined that the subsidiary was the primary beneficiary as it was projected to absorb the majority of the losses or residual returns. As of March 31, 2009, the bank credit facility had been terminated and the third party investors have been repaid their 95 million U.S. dollar investment. On May 11, 2009, the subsidiary repurchased from the VIE the international distribution rights to the 12 pictures and the VIE received a participation interest in these films on identical financial terms to those described above. As a result of repurchasing the international distribution rights from the VIE, Sony determined that the subsidiary was no longer the primary beneficiary as it was not projected to absorb the majority of the losses or residual returns of the VIE. No gain or loss was recognized by the subsidiary on the deconsolidation of the VIE. As of March 31, 2011, the subsidiary’s balance sheet includes 67 million yen of film costs related to the international distribution rights acquired from the VIE and 1,098 million yen of participation liabilities recorded within accounts payable, other and accrued expenses as well as other noncurrent liabilities due to the VIE.

Sony’s subsidiary in the Pictures segment entered into two separate production/co-financing agreements with VIEs to co-finance 19 films that were released over the 31 months ended July 31, 2008. The subsidiary received 565 million U.S. dollars over the term of the agreements to fund the production or acquisition cost of films (including fees and expenses). Additionally, on January 19, 2007, the subsidiary entered into a third production/co-financing agreement with another VIE to co-finance a majority of the films to be submitted through March 2012. The subsidiary has received a commitment from the third VIE that it will fund up to 525 million U.S. dollars on a revolving basis to fund the production or acquisition cost of films (including fees and expenses). At March 31, 2011, 18 films of the subsidiary have been released and approximately 554 million U.S. dollars collectively have been funded by the third VIE. Under all three agreements, the subsidiary is responsible for the marketing and distribution of the product through its global distribution channels. The VIEs share in the net profits, as defined, of the films after the subsidiary recoups a distribution fee, its marketing and distribution expenses, and third party participation and residual costs, each as defined. As the subsidiary did not have the power to direct the activities of these three VIEs that most significantly impact the VIEs’ economic performance nor issue any guarantees with respect to the VIEs, the subsidiary does not absorb the majority of the losses or residual returns, and therefore does not qualify as the primary beneficiary for any of the VIEs. At March 31, 2011, there were no amounts recorded on the subsidiary’s balance sheet that related to any of the VIEs other than the investors’ earned but unpaid share of the films’ net profits, as defined.

In January 2010, Sony sold 90.0% of its interest in a Mexican subsidiary which primarily manufactured LCD televisions, as well as other assets including machinery and equipment of 4,520 million yen and inventories of 5,619 million yen, to a contract manufacturer. The continuing entity, which would perform this manufacturing going forward, is a VIE as it is thinly capitalized and dependent on funding from the parent entity. Based on a qualitative assessment, it was determined that Sony is not the primary beneficiary as Sony does not have the power to direct the activities that most significantly impact the VIE’s economic performance nor does Sony have the obligation to absorb the losses of the VIE. In connection with the sale of Sony’s controlling interest in the subsidiary, Sony received 11,189 million yen and recorded a loss of 1,664 million yen during the fiscal year ended March 31, 2010. Concurrent with the sale, Sony entered into an agreement with the VIE and its parent company in which Sony agreed to purchase a significant share of the LCD televisions that Sony sells in certain markets, including the U.S. market. As of March 31, 2011, the amounts recorded on Sony’s consolidated balance sheets that relate to the VIE include receivables recorded within prepaid expenses and other current assets of 21,953 million yen and accounts payable, trade of 20,853 million yen. Sony’s maximum exposure to losses is considered insignificant.

As described in Note 6, accounts receivable sales programs in Japan and in the Financial Services segment also involve VIEs that formerly met the criteria to be a QSPE. These VIEs are all special purpose entities of the sponsor banks. In addition, a counterparty of the accounts receivable transactions in the U.S. includes a VIE. Based on a qualitative assessment, Sony is not the primary beneficiary and therefore does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these VIEs. Sony’s maximum exposure to losses from these VIEs is considered insignificant.